NOTE 4. NOTE PAYABLE, NET (Tables)	9 Months Ended
Sep. 30, 2025
Block 40 L L C 2024 [Member]
NOTE 4. NOTE PAYABLE, NET - Net Note Payable Balance

Note payable	$84,000,000
Debt issuance costs, net of accumulated amortization of $2,629,006
$84,000,000